Document and Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ATLANTA BRAVES HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41746
Entity Tax Identification Number	92-1284827
Entity Address, Address Line One	755 Battery Avenue SE
Entity Address, City or Town	Atlanta
Entity Address State Or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	614-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001958140
Amendment Flag	false
Series A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	BATRA
Security Exchange Name	NASDAQ
Series C Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series C Common Stock
Trading Symbol	BATRK
Security Exchange Name	NASDAQ